Derivative Liabilities	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 8 – Derivative Liabilities

The fair values of the conversion option of outstanding convertible notes payable and common stock warrants were determined to be derivative liabilities under ASC 815 due to the default on convertible notes payable disclosed above, which resulted in a variable conversion price on the outstanding convertible note payable. The fair value of the derivative liabilities was estimated using a binomial model with the following assumptions:

	As of September 30, 2025
	Conversion Option	Warrants

Volatility	772.85%	772.85%
Dividend Yield	0%	0%
Risk-free rate	3.68%	3.68%
Expected term	1 year	1-1.40 years
Stock price	$0.039	$0.039
Exercise price	$0.01	$0.01
Derivative liability fair value	$2,972,586	$18,573,882
Number of shares issued upon conversion, exercise, or satisfaction of required conditions as of September 30, 2025	75,270,000	476,500,000

	As of December 31, 2024
	Conversion Option	Warrants

Volatility	406.93%	301.31%
Dividend Yield	0%	0%
Risk-free rate	4.16%	4.27%
Expected term	1 year	1.71-2.15 years
Stock price	$0.003	$0.003
Exercise price	$0.0004-0.01	$0.5
Derivative liability fair value	$1,973,641	$19,112
Number of shares issued upon conversion, exercise, or satisfaction of required conditions as of December 31, 2024	668,516,113	9,530,000

All fair value measurements related to the derivative liabilities are considered significant unobservable inputs (Level 3) under the fair value hierarchy of ASC 820.

The table below presents the change in the fair value of the derivative liability during the nine months ended September 30, 2025:

Fair value as of December 31, 2024	$1,992,754
Establishment of derivative liability upon issuance of notes	5,876,133
Establishment of derivative liability on tainted warrants	32,395,489
Extinguishment due to conversion	(919,357)
Change in fair value of derivatives	(17,798,551)
Fair value as of September 30, 2025	$21,546,468

The total impact of derivative liabilities recognized in the Company’s consolidated statements of operations includes the change in fair value of derivatives, with the Company recognizing a total gain of $17,778,006 during the nine months ended September 30, 2025 and a day one loss charged to interest expense of $5,662,276. In addition, as a result of the variable conversion features, all other potentially dilutive instruments must also be recorded at fair value pursuant to ASC 815.